Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Assets Held for Sale

	2019 £m	2018 £m
Property, plant and equipment	80	109
Right of use assets	7	—
Lease liabilities	(7)	—
Goodwill	124	144
Other intangibles	175	1
Inventory	109	50
Cash and cash equivalents	507	485
Other	(122)	(136)

	873	653